LEASES (Tables)	12 Months Ended
Dec. 31, 2022
LEASES
Summary of combined statements of financial position relating to the right-of-use assets and lease liabilities

The consolidated statements of financial position show the following amounts relating to the right-of-use assets:

	At December 31,
In thousands of USD	2021	2022
Right-of-use assets
- Land and buildings	58,941	60,082
Investment properties
- Leasehold land	—	5,547

The consolidated statements of financial position show the following amounts relating to the lease liabilities:

	At December 31,
In thousands of USD	2021	2022
Lease liabilities mature within 12 months	3,287	4,973
Lease liabilities mature over 12 months	59,681	65,452
Total lease liabilities*	62,968	70,425

Summary of Amounts recognized in profit or loss related to lease

	Years ended December 31,
In thousands of USD	2020	2021	2022
Depreciation expense of right-of-use assets*	3,983	4,636	5,371
Gain on lease modification	(6)	(205)	—
Interest expense*	817	1,217	2,425
Expenses relating to variable payment leases	—	610	639
Expenses relating to short-term leases	372	351	527
Total	5,166	6,609	8,962

*Depreciation expense of right-of-use asset of approximately $0.2 million and interest expense of approximately $0.1 million was related to the leasehold land included in the investment properties. See Note 12.

Schedule of Provision for Restoration [Table Text Block]

The following table represents the movement of the restoration provision:

In thousands of USD
Restoration provision at December 31, 2021	—
Recognition through asset acquisition	1,343
Change in provision	—
Restoration provision at December 31, 2022	1,343